Net Loss per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Summary Of Anti-Dilutive Shares
The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to Ginkgo Bioworks Holdings, Inc. common stockholders for the periods presented because including them would have been anti-dilutive:

	As of September 30,
	2021	2020
Warrants to purchase Class A common stock	51,824,925	1,013,708
Outstanding stock options	29,199,113	33,975,444
Unvested RSUs	254,254,142	125,586,745
Unvested RSAs	241,754	478,240
New Ginkgo and Sponsor earn-out shares	205,602,316	—

	541,122,250	161,054,137

The following potential common shares, presented based on amounts outstanding at each period end, were excluded from the calculation of diluted net loss per share attributable to Ginkgo Bioworks, Inc. common stockholders for the periods indicated because including them would have been anti-dilutive:

	Year Ended December 31,
	2020	2019
Warrants to purchase common stock	1,020,187	1,020,187
Outstanding stock options	33,354,871	35,276,812
Unvested RSUs	124,932,207	70,119,944
Unvested RSAs	419,049	675,887